INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 4) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 220,113,618	$ 203,908,211
Liabilities	193,458,393	179,478,661
Profits (loss)	2,786,435	2,754,173	$ 2,791,450
Compania de financiamiento Tuya S.A [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,790,596	2,571,106
Liabilities	2,447,483	2,293,239
Income from ordinary activities	1,450,242	1,344,712
Profits (loss)	55,258	41,556
Dividends	$ 0	$ 371